united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2735

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Al Frank Fund

Advisor Class (VALAX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.24%

How did the Fund perform during the reporting period?

It was quite a first six months of 2024. Even with the slowdown in the economy, questions about the timing of Fed rate cuts, elevated inflation readings, conflicts around the world and contentious elections, the Al Frank Fund performed well. For the year to date through June 30, 2024, VALAX returned 8.91%, compared with a return of 6.18% for the Russell 3000 Value Index. True, the grass was greener for the Russell 3000 Index, which returned 13.56% for the first six months of 2024, but we have long been Value investors with our financial metrics looking much more like the Value indexes. And with the major market averages trading at all-time highs, we think folks should be gravitating toward stocks that are more reasonably priced. This is especially true as we expect the economy to continue to show OK growth, corporate profits to expand and dividend payouts to rise. Of course, we have been singing this song since the launch of The Al Frank Fund more than 25 years ago in 1998, but it has never gone out of tune, for those who have a long-term time horizon. Yes, there have been some scary trips south along the way, but Value stocks have turned in terrific long-term returns, and we see no reason for this to be any different over the next quarter century.

Your fund managers continue to invest right alongside those who follow our value-oriented strategy, whether via The Prudent Speculator newsletter or as shareholders of The Al Frank Fund. After all, we have long believed in putting our money where our mouths are.

We thank you for your continued patronage!

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Al Frank Fund
S&P 500® Index
Russell 3000® Total Return Index
Russell 3000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$31,475
$21,784
$21,542
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Al Frank Fund	S&P 500® Index	Russell 3000® Total Return Index	Russell 3000® Value Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,833	$10,742	$10,729	$10,386
Jun-2016	$9,318	$11,171	$10,959	$10,637
Jun-2017	$11,293	$13,170	$12,987	$12,361
Jun-2018	$12,550	$15,064	$14,907	$13,258
Jun-2019	$13,116	$16,633	$16,246	$14,231
Jun-2020	$12,395	$17,881	$17,306	$12,890
Jun-2021	$19,199	$25,175	$24,950	$18,742
Jun-2022	$16,597	$22,503	$21,490	$17,343
Jun-2023	$18,282	$26,912	$25,563	$19,289
Jun-2024	$21,542	$33,521	$31,475	$21,784

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Al Frank Fund	8.91%	17.83%	10.43%	7.98%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%
Russell 3000® Value Index	6.18%	12.93%	8.89%	8.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$68,970,918
  Number of Portfolio Holdings72
  Advisory Fee (net of waivers)$258,163
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology
25.2%
Financials
15.8%
Industrials
14.0%
Health Care
11.3%
Communication Services
7.3%
Energy
5.5%
Consumer Discretionary
4.7%
Consumer Staples
4.6%
Materials
4.0%
Real Estate
3.5%
Money Market Funds
2.9%
Utilities
1.1%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.1%
Money Market Funds	2.9%
Real Estate	3.5%
Materials	4.0%
Consumer Staples	4.6%
Consumer Discretionary	4.7%
Energy	5.5%
Communication Services	7.3%
Health Care	11.3%
Industrials	14.0%
Financials	15.8%
Information Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.9%
Fidelity Government Portfolio, Institutional Class	2.9%
JPMorgan Chase & Company	2.6%
Microsoft Corporation	2.6%
Alphabet, Inc., Class C	2.4%
Lam Research Corporation	2.2%
EOG Resources, Inc.	2.1%
Capital One Financial Corporation	2.0%
Prudential Financial, Inc.	2.0%
Seagate Technology Holdings PLC	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Al Frank Fund - Class R (VALAX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.alfrankfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AF-SAR 063024

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Al Frank
MUTUAL FUND

2024

Semi-Annual Report

AL FRANK FUND

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0%
	COMMUNICATION SERVICES — 7.3%
	CABLE & SATELLITE - 1.1%
20,000	Comcast Corporation, Class A	$783,200

	ENTERTAINMENT CONTENT - 1.3%
9,000	Walt Disney Company (The)	893,610

	INTERNET MEDIA & SERVICES - 4.2%
9,000	Alphabet, Inc., Class C(a)	1,650,780
2,500	Meta Platforms, Inc., Class A	1,260,550
		2,911,330
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	453,640

	TOTAL COMMUNICATION SERVICES (Cost $1,858,325)	5,041,780

	CONSUMER DISCRETIONARY — 4.7%
	AUTOMOTIVE - 1.5%
22,500	General Motors Company	1,045,350

	HOME & OFFICE PRODUCTS - 0.8%
5,500	Whirlpool Corporation	562,100

	RETAIL - DISCRETIONARY - 2.4%
20,000	Foot Locker, Inc.	498,400
25,000	Kohl’s Corporation	574,750
25,000	Nordstrom, Inc.	530,500
		1,603,650

	TOTAL CONSUMER DISCRETIONARY (Cost $2,905,368)	3,211,100

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Fair Value
	CONSUMER STAPLES — 4.6%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	$551,401

	RETAIL - CONSUMER STAPLES - 2.8%
5,000	Target Corporation	740,200
18,000	Walmart, Inc.	1,218,780
		1,958,980
	WHOLESALE - CONSUMER STAPLES - 1.0%
10,750	Archer-Daniels-Midland Company	649,837

	TOTAL CONSUMER STAPLES (Cost $1,063,330)	3,160,218

	ENERGY — 5.5%
	OIL & GAS PRODUCERS - 5.5%
11,500	EOG Resources, Inc.	1,447,505
11,000	Exxon Mobil Corporation	1,266,320
16,000	TotalEnergies S.E. - ADR	1,066,880
	TOTAL ENERGY (Cost $2,210,935)	3,780,705

	FINANCIALS — 15.8%
	BANKING - 8.7%
30,000	Bank of America Corporation	1,193,100
32,000	Fifth Third Bancorp	1,167,680
9,000	JPMorgan Chase & Company	1,820,340
6,000	PNC Financial Services Group, Inc. (The)	932,880
22,000	Truist Financial Corporation	854,700
		5,968,700
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
2,500	Goldman Sachs Group, Inc. (The)	1,130,800

	INSURANCE - 3.5%
15,500	MetLife, Inc.	1,087,945

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	FINANCIALS — 15.8% (Continued)
	INSURANCE - 3.5% (Continued)
11,500	Prudential Financial, Inc.	$1,347,685
		2,435,630
	SPECIALTY FINANCE - 2.0%
10,000	Capital One Financial Corporation	1,384,500

	TOTAL FINANCIALS (Cost $4,162,508)	10,919,630

	HEALTH CARE — 11.3%
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.4%
3,000	Amgen, Inc.	937,350
18,495	Bristol-Myers Squibb Company	768,097
5,600	Johnson & Johnson	818,496
7,000	Merck & Company, Inc.	866,600
4,000	Moderna, Inc.(a)	475,000
20,000	Pfizer, Inc.	559,600
		4,425,143
	HEALTH CARE FACILITIES & SERVICES - 2.0%
7,700	Cardinal Health, Inc.	757,064
11,000	CVS Health Corporation	649,660
1	Encompass Health Corporation	86
		1,406,810
	MEDICAL EQUIPMENT & DEVICES - 2.9%
8,500	Abbott Laboratories	883,235
7,000	Medtronic PLC	550,970
5,000	Zimmer Biomet Holdings, Inc.	542,650
		1,976,855

	TOTAL HEALTH CARE (Cost $5,747,280)	7,808,808

	INDUSTRIALS — 14.0%
	AEROSPACE & DEFENSE - 1.6%
2,300	Lockheed Martin Corporation	1,074,330

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	INDUSTRIALS — 14.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.2%
12,000	ManpowerGroup, Inc.	$837,600

	DIVERSIFIED INDUSTRIALS - 1.6%
3,500	Eaton Corporation PLC	1,097,425

	ELECTRICAL EQUIPMENT - 1.2%
3,500	Acuity Brands, Inc.	845,040

	MACHINERY - 3.0%
2,700	Caterpillar, Inc.	899,370
3,200	Deere & Company	1,195,616
		2,094,986
	RENEWABLE ENERGY - 1.0%
6,500	EnerSys	672,880

	TRANSPORTATION & LOGISTICS - 2.6%
3,000	FedEx Corporation	899,520
4,250	Norfolk Southern Corporation	912,433
		1,811,953
	TRANSPORTATION EQUIPMENT - 1.8%
4,500	Cummins, Inc.	1,246,185

	TOTAL INDUSTRIALS (Cost $4,028,977)	9,680,399

	INFORMATION TECHNOLOGY — 25.2%
	SEMICONDUCTORS - 6.3%
25,000	Cohu, Inc.(a)	827,500
27,515	Intel Corporation	852,140
1,400	Lam Research Corporation	1,490,790
6,000	QUALCOMM, Inc.	1,195,080
		4,365,510
	SOFTWARE - 5.5%
30,000	Gen Digital, Inc.	749,400

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	INFORMATION TECHNOLOGY — 25.2% (Continued)
	SOFTWARE - 5.5% (Continued)
4,000	Microsoft Corporation	$1,787,800
9,000	Oracle Corporation	1,270,800
		3,808,000
	TECHNOLOGY HARDWARE - 12.0%
9,600	Apple, Inc.	2,021,952
15,500	Benchmark Electronics, Inc.	611,630
18,000	Cisco Systems, Inc.	855,180
27,000	Corning, Inc.	1,048,950
30,000	Juniper Networks, Inc.	1,093,800
10,000	NetApp, Inc.	1,288,000
13,000	Seagate Technology Holdings PLC	1,342,510
		8,262,022
	TECHNOLOGY SERVICES - 1.4%
5,500	International Business Machines Corporation	951,225

	TOTAL INFORMATION TECHNOLOGY (Cost $5,277,401)	17,386,757

	MATERIALS — 4.0%
	CHEMICALS - 2.1%
4,800	Albemarle Corporation	458,496
7,500	Celanese Corporation	1,011,675
		1,470,171
	CONTAINERS & PACKAGING - 1.3%
20,500	International Paper Company	884,575

	METALS & MINING - 0.6%
10,000	Newmont Corporation	418,700

	TOTAL MATERIALS (Cost $1,700,247)	2,773,446

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	REAL ESTATE — 3.5%
	DATA CENTER REIT - 1.2%
5,500	Digital Realty Trust, Inc.	$836,275

	OFFICE REIT - 1.2%
7,000	Alexandria Real Estate Equities, Inc.	818,790

	RETAIL REIT - 1.1%
40,000	Kimco Realty Corporation	778,400

	TOTAL REAL ESTATE (Cost $1,679,948)	2,433,465

	UTILITIES — 1.1%
	ELECTRIC UTILITIES - 1.1%
10,000	Pinnacle West Capital Corporation	763,800
	TOTAL UTILITIES (Cost $804,991 )

	TOTAL COMMON STOCKS (Cost $31,439,310)	66,960,108

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
1,972,130	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $1,972,130)(b)	1,972,130

	TOTAL INVESTMENTS - 99.9% (Cost $33,411,440)	$68,932,238
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	38,680
	NET ASSETS - 100.0%	$68,970,918

ADR	- American Depositary Receipt

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

ASSETS
Investment securities:
At cost	$33,411,440
At value	$68,932,238
Dividends and interest receivable	81,441
Prepaid expenses & other assets	39,720
TOTAL ASSETS	69,053,399

LIABILITIES
Payable for Fund shares redeemed	1,202
Investment advisory fees payable	44,693
Legal fees payable	8,557
Audit fees payable	6,933
Payable to Related Parties	16,162
Accrued expenses and other liabilities	4,934
TOTAL LIABILITIES	82,481
NET ASSETS	$68,970,918

Net Assets Consist Of:
Paid in capital	$28,856,751
Accumulated earnings	40,114,167
NET ASSETS	$68,970,918

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$68,970,918
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,540,998
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$27.14

(a)	Redemptions of shares held 60 days or less may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Dividends *	$821,895
Interest	42,831
TOTAL INVESTMENT INCOME	864,726

EXPENSES
Investment advisory fees	339,212
Administration fees	29,496
Transfer agent fees	19,544
Fund accounting fees	16,343
Legal fees	16,326
Shareholder reporting expense	14,775
Trustees’ fees	14,613
Registration fees	13,273
Third party administrative servicing fees	12,640
Compliance officer fees	11,984
Audit fees	8,439
Insurance expense	2,442
Custody fees	1,825
Other expenses	824
TOTAL EXPENSES	501,736

Less: Fees waived by the Adviser	(81,049)

NET EXPENSES	420,687
NET INVESTMENT INCOME	444,039

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	3,806,462
Net change in unrealized appreciation on investments	1,590,209

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,396,671

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,840,710

*	Includes withholding tax of $4,612.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
FROM OPERATIONS
Net investment income	$444,039	$1,011,727
Net realized gain from investments	3,806,462	2,963,651
Net change in unrealized appreciation on investments	1,590,209	4,528,800
Net increase in net assets resulting from operations	5,840,710	8,504,178

DISTRIBUTIONS TO SHAREHOLDERS
Advisor Class	—	(3,805,710)
Net decrease in net assets from distributions to shareholders	—	(3,805,710)

FROM SHARES OF BENEFICIAL INTEREST
Advisor Class:
Proceeds from shares sold	119,885	300,354
Net asset value of shares issued in reinvestment of distributions	—	3,713,244
Payments for shares redeemed	(4,074,626)	(6,237,058)
Redemption fee proceeds	66	34
Net decrease in net assets from shares of beneficial interest	(3,954,675)	(2,223,426)

TOTAL INCREASE IN NET ASSETS	1,886,035	2,475,042

NET ASSETS
Beginning of Year/Period	67,084,883	64,609,841
End of Year/Period	$68,970,918	$67,084,883

SHARE ACTIVITY - ADVISOR CLASS
Shares sold	4,628	12,516
Shares reinvested	—	158,347
Shares redeemed	(156,048)	(259,466)
Net decrease in shares of beneficial interest outstanding	(151,420)	(88,603)

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Advisor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of year/period	$24.92		$23.23	$29.12	$24.92	$24.24	$20.76
Activity from investment operations:
Net investment income (1)	0.17		0.38	0.37	0.24	0.46	0.36
Net realized and unrealized gain/(loss) on investments	2.05		2.80	(4.26)	5.95	2.01	4.94
Total from investment operations	2.22		3.18	(3.89)	6.19	2.47	5.30
Less distributions from:
Net investment income	—		(0.40)	(0.35)	(0.26)	(0.50)	(0.37)
Net realized gain on investments	—		(1.09)	(1.65)	(1.73)	(1.29)	(1.45)
Total distributions	—		(1.49)	(2.00)	(1.99)	(1.79)	(1.82)
Paid in capital from redemption fees (1)(4)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of year/period	$27.14		$24.92	$23.23	$29.12	$24.92	$24.24
Total return (2)	8.91	% (6)	14.06%	(13.49)%	24.98%	10.24%	25.78%
Net assets, at end of year/period (000s)	$68,971		$67,085	$64,610	$6,421	$5,316	$5,267
Ratio of gross expenses to average net assets (3)	1.48	% (5)	1.47%	1.38%	1.42%	1.43%	1.38%
Ratio of net expenses to average net assets	1.24	% (5)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	1.31	% (5)	1.58%	1.45%	0.83%	2.09%	1.54%
Portfolio turnover rate	1.68	% (6)	1.59%	2.67%	5.10%	3.72%	1.78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2024

NOTE 1 - ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Advisor Class commenced operations on April 30, 2006. Advisor Class Shares are offered at net asset value without the imposition of any sales charge. Effective at the close of business on April 7, 2022, all outstanding Investor Class shares of the Fund were converted to Advisor Class shares of the Fund and Investor Class shares of the Fund were no longer offered for sale to new investors. Investor Class shares had commenced operations on January 2, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020, to December 31, 2022 or expected to be taken in the Fund’s December 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2024 (Unaudited)(Continued)

D.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2024, the Al Frank Fund assessed $66 in redemption fees.

E.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

F.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 - SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2024 (Unaudited)(Continued)

class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$5,041,780	$—	$—	$5,041,780
Consumer Discretionary	3,211,100	—	—	3,211,100
Consumer Staples	3,160,218	—	—	3,160,218
Energy	3,780,705	—	—	3,780,705
Financials	10,919,630	—	—	10,919,630
Health Care	7,808,808	—	—	7,808,808
Industrials	9,680,399	—	—	9,680,399
Information Technology	17,386,757	—	—	17,386,757
Materials	2,773,446	—	—	2,773,446
Real Estate	2,433,465	—	—	2,433,465
Utilities	763,800	—	—	763,800
Total Common Stocks	66,960,108	—	—	66,960,108
Short-Term Investment
Money Market Fund	1,972,130	—	—	1,972,130
Total Short-Term Investment	1,972,130	—	—	1,972,130
Total Investments	$68,932,238	$—	$—	$68,932,238

There were no Level 3 securities held in the Fund during the six months ended June 30, 2024.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2024 (Unaudited)(Continued)

NOTE 4 - INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (“Advisory Fees”).

For the six months ended June 30, 2024, the Adviser earned $339,212 in Advisory Fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.24% of the Fund’s average net assets for Advisor Class shares. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years only if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid only if reimbursement is made within three years from the date the fees and expenses were initially waived or reimbursed. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2024, the Adviser waived its fees in the amount of $81,049.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

12/31/2024	12/31/2025	12/31/2026
$146,546	$129,083	$146,969

During the year ended December 31, 2023, $120,036 of previously waived fees expired unrecouped.

Distributor – The distributor for the Fund is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Fund did not pay any fees for distribution related services.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2024 (Unaudited)(Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $1,113,502 and $5,060,861, respectively.

NOTE 6 - AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION – TAX BASIS

Cost for Federal Tax purposes	$33,436,929

Unrealized Appreciation	$36,642,032
Unrealized Depreciation	(1,146,723)
Tax Net Unrealized Appreciation	$35,495,309

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$1,011,727	$908,975
Long-Term Capital Gain	2,793,983	4,324,414
	$3,805,710	$5,233,389

As of December 31, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Earnings
$—	$368,357	$—	$—	$—	$33,905,100	$34,273,457

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

During the fiscal period ended December 31, 2023, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to equalization credits, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023, as follows:

Paid In	Distributable
Capital	Earnings
$157,912	$(157,912)

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Charles Schwab and Co. held approximately 32.69% of the voting securities of the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2024 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 23, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the new investment advisory agreement between Kovitz Investment Group Partners, LLC (“Kovitz”) and the Trust on behalf of the Al Frank Fund (the “New Advisory Agreement”)

Based on their evaluation of the information provided by Kovitz, in conjunction with the Al Frank Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the New Advisory Agreement with respect to the Al Frank Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the New Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the New Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the New Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Al Frank Fund. The materials also included due diligence materials relating to Kovitz (including due diligence questionnaires completed by Kovitz, select financial information of Kovitz, bibliographic information regarding Kovitz’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the New Advisory Agreement with respect to the Al Frank Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of the Services. The Board considered the Adviser’s favorable attributes, including its investment philosophy, investment management capabilities, experienced leadership and reputation. The Board also considered: the capabilities, resources, and personnel of the Adviser, in order to determine whether the Adviser is capable of continuing to provide at least an equivalent level of investment management services currently provided to the Fund. The Board also reviewed information provided by Focus related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Advisory Agreement. In addition, the Board considered that all of the portfolio managers currently managing the Fund are expected to continue to do so following the Transaction.

Based on its review of materials prepared for the Meeting, the Board considered the experience and qualifications of the personnel of the Adviser who will be responsible for continuing to provide services to the Fund. The Board noted that none of the portfolio managers and other key investment personnel

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2024 (Unaudited)(Continued)

managing the Fund are expected to change as a result of the Transaction, and that the investment process and day-to-day operations of the Fund were not expected to change.

The Board concluded that the Adviser will be capable of continuing to provide investment advisory services at least equivalent to the same high quality as the investment advisory services currently provided to the Fund.

Performance. The Board considered that all of the portfolio managers and other key investment personnel currently managing the Fund are expected to continue to do so following the Transaction. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended April 30, 2023, for the Fund. The Board noted the Fund underperformed its peer group median, Morningstar category median, and benchmark, the S&P 500 Index, for the one year, three year, five year and since inception period. The Board further noted that the Fund’s former Investor Class shares, which commenced operations in 1998, had a longer performance track record and with the longer history outperformed the S&P 500 Index for the period since 1998. After further discussion, the Board concluded that the performance of the Fund was acceptable and the Board would continue to monitor the performance of the Fund.

Fees and Expenses. The Board considered that the New Advisory Agreement is the same as the Existing Advisory Agreement, except for the effective and termination dates, and that the Fund’s contractual fee rate will be identical for the Fund, for the initial two-year term of the New Advisory Agreement. The Board also noted that the Adviser has contractually agreed to maintain the current operating expense limit pursuant to a new Fee Waiver Agreement (with identical terms to the existing Fee Waiver Agreement), which will remain in effect after the Closing Date until at least the end of the initial two-year term of the New Advisory Agreement, whereby it will waive a portion of its advisory fees so that the Fund does not exceed its operating expense limitation. The Board found such arrangements to be beneficial to shareholders. The Board also reviewed and discussed the advisory fee and total operating expenses of the Al Frank Fund as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the 1.00% advisory fee was at the top of its peer group but not the highest in its Morningstar category. In light of these comparisons, the Board concluded that, based on the Adviser’s experience, expertise and services provided to the Al Frank Fund, the advisory fee charged by the Adviser, although at the high end of the Al Frank Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on profitability reports and profitability analyses provided by the Adviser. The Board also reviewed the selected financial information provided by the Adviser regarding the Adviser and Focus. After review and discussion, the Board concluded that the anticipated profit from the Adviser’s relationship with the Fund was not excessive relative to the experience of the Adviser and the nature and quality of the services performed by the Adviser. The Board considered the Adviser’s representation that it anticipates profitability for the Adviser under the New Advisory Agreement to be similar to profitability for the Adviser during recent periods. The Board noted that it would have the opportunity to give further consideration to the Adviser’s profitability with respect to the Fund at the end of the initial two-year term of the New Advisory Agreement.

Economies of Scale. As to the extent to which the Fund would realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund and the Adviser’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2024 (Unaudited)(Continued)

Other Considerations. In approving the New Advisory Agreement, the Board considered that the Adviser will be making a commitment to the retention and recruitment of high quality personnel, and has undertaken to maintain the same level of financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and their Shareholders and that has previously been provided to the Fund. The Board also considered that the Adviser has undertaken to make a commitment to the management and success of the Fund, and to employ its resources in an effort to both maintain and grow the Fund by seeking out expanded distribution opportunities, where possible. The Board also considered that the Fund will continue to receive the benefit of the strong compliance culture and financial resources of Focus following the Transaction.

Conclusions. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the New Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the New Advisory Agreement is not unreasonable; and (c) the New Advisory Agreement is in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement.

Advisor

Kovitz Investment Group Partners, LLC

71 S Wacker Dr., Suite 1860

Chicago, IL 60606

alfrankfunds.com

Distributor

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Transfer Agent

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1 888 263 6443 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N PORT, within sixty days after the end of the period. Form N PORT reports are available at the SEC’s website at www.sec.gov.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Fund’s web site contains resources for both current and potential shareholders, including:

●    Performance through the most recent quarter and month-end

●    Applications, including new account forms, IRA and IRA transfer forms

●    Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	9/5/24